Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($) [2]	Dec. 31, 2018 MXN ($)		Dec. 31, 2017 MXN ($)
OPERATING ACTIVITIES:
Income (loss) before income taxes from continuing operations	$ 969	$ 18,278	$ 16,964		$ (11,195)
Adjustments for:
Non-cash operating (income) expenses	(128)	(2,409)	1,296		4,663
Depreciation	445	8,387	8,404		8,402
Depreciation right-of-use	29	555	0		0
Amortization	90	1,700	1,624		1,230
(Income) on disposal of long-lived assets	(2)	(42)	(178)		(129)
Write-off of long-lived assets	17	318	103		174
Share of the (profit) loss of associates and joint ventures accounted for using the equity method, net of taxes	7	131	226		(60)
Interest income	(65)	(1,230)	(1,004)		(791)
Interest expense	366	6,904	5,198		4,617
Foreign exchange loss (income), net	17	330	277		(788)
Non-cash movements in post-employment and other non-current employee benefits obligations	13	239	219		396
Impairment	50	948	432		1,843
Deconsolidation of Venezuela	0	0	0		26,333
Consolidation of Philippines	0	0	0		(2,996)
Monetary position gain, net	(12)	(221)	(212)		(1,591)
Market value loss on financial instruments	15	288	2,370		4,073
Accounts receivable and other current assets	(99)	(1,858)	(2,097)		(3,363)
Other current financial assets	(5)	(100)	(396)		(2,435)
Inventories	(60)	(1,140)	(1,386)		(688)
Suppliers and other accounts payable	304	5,726	1,666		3,668
Other liabilities	(12)	(231)	381		735
Employee benefits paid	(25)	(478)	(124)		(310)
Income taxes paid	(254)	(4,806)	(6,182)		(5,252)
Net cash flows generated from operating activities from continuing operations	1,660	31,289	27,581		26,536
Income before income taxes from discontinued operations	0	0	1,308		1,265
Net cash flows generated from operation activities from discontinued operations	0	0	654		5,435
INVESTING ACTIVITIES
Acquisition and mergers, net of cash acquired (see Note 4)	0	0	(5,692)		26
Deconsolidation of Venezuela (see Note 3.3)	0	0	0		(170)
Proceed from sale of subsidiary, net of cash disposed	0	0	7,649		0
Interest received	65	1,230	1,004		791
Acquisitions of long-lived assets	(548)	(10,324)	(9,917)		(9,715)
Proceeds from the sale of long-lived assets	17	330	399		323
Acquisitions of intangible assets	(75)	(1,421)	(1,373)		(3,410)
Other non-current assets	1	12	18		(145)
Dividends received from investments in associates and joint ventures (Note 10)	0	1	8		33
Investments in financial assets, net	(30)	(572)	(387)		(1,443)
Net cash flows (used in) investing activities from continuing operations	(570)	(10,744)	(8,291)		(13,710)
Net cash flows (used in) investing activities from discontinued operations	0	0	(962)		2,820
FINANCING ACTIVITIES:
Proceeds from borrowings	569	10,736	15,426		12,488
Repayments of borrowings	(1,086)	(20,460)	(15,957)		(13,109)
Interest paid	(248)	(4,682)	(4,984)		(4,558)
Dividends paid	(394)	(7,440)	(7,038)		(6,992)
Interest paid on lease liabilities	(7)	(129)	0		0
Payments of leases	(26)	(492)	0		0
Other financing activities	(17)	(327)	(1,682)		(2,201)
Proceeds from issuing shares (see Note 4)	0	0	0		4,082
Net cash flows (used in) financing activities from continuing operations	(1,209)	(22,794)	(14,235)		(10,290)
Net cash flows (used in) financing activities from discontinued operations	0	0	(37)		(485)
Net increase (decrease) in cash and cash equivalents from continuing operations	(119)	(2,249)	5,055		2,536
Net increase (decrease) in cash and cash equivalents from discontinued operations	0	0	963		9,035
Cash and cash equivalents at the beginning of the period	1,258	23,727	18,767		10,476
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	(53)	(987)	(1,058)		(3,280)
Cash and cash equivalents at the end of the period	$ 1,086	$ 20,491	$ 23,727	[2]	$ 18,767

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1